CURRENT AND DEFERRED TAXES - Schedule of movements of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	$ (377,577)	$ (338,710)	$ (325,721)
Recognized in consolidated income	9,531	(19,582)	5,150
Recognized in comprehensive income	909	4,355	332
Exchange rate variation	65,009	(23,640)	(18,471)
Ending balance Asset (liability)	(302,128)	(377,577)	(338,710)
Total deferred tax assets not recognized	3,263,150	12,206,634
Unrecoverable deferred tax assets		3,572,528
Deferred tax expense income related costs	11,736,014
Property, plant and equipment
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(1,011,881)	(1,088,140)	(1,208,693)
Recognized in consolidated income	136,455	76,259	120,553
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(875,426)	(1,011,881)	(1,088,140)
Assets for right of use
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(586,011)	(367,182)	(572,727)
Recognized in consolidated income	(134,792)	(218,829)	205,545
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(720,803)	(586,011)	(367,182)
Lease Liabilities
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	792,855	586,993	773,129
Recognized in consolidated income	99,915	205,862	(186,136)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	892,770	792,855	586,993
Amortization
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(112,012)	(88,182)	(44,615)
Recognized in consolidated income	10,819	(23,830)	(43,567)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(101,193)	(112,012)	(88,182)
Provisions
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	141,318	(60,386)	552,527
Recognized in consolidated income	(138,152)	200,953	(613,480)
Recognized in comprehensive income	909	751	567
Exchange rate variation	0	0	0
Ending balance Asset (liability)	4,075	141,318	(60,386)
Revaluation of financial instruments
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(889)	2,438	(16,575)
Recognized in consolidated income	889	(6,931)	19,248
Recognized in comprehensive income	0	3,604	(235)
Exchange rate variation	0	0	0
Ending balance Asset (liability)	0	(889)	2,438
Tax losses
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	699,584	946,659	445,662
Recognized in consolidated income	33,899	(247,075)	500,997
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	733,483	699,584	946,659
Intangibles
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(300,359)	(270,512)	(254,155)
Recognized in consolidated income	496	(6,207)	2,114
Recognized in comprehensive income	0	0	0
Exchange rate variation	65,009	(23,640)	(18,471)
Ending balance Asset (liability)	(234,854)	(300,359)	(270,512)
Other
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(182)	(398)	(274)
Recognized in consolidated income	2	216	(124)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	$ (180)	$ (182)	$ (398)